Cash flows from changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Trade receivables	€ (681)	€ (62,704)	€ (92,896)
Other receivables	(19,592)	(14,875)	(5,841)
Prepaid expenses	(2,396)	(2,220)	185
Changes in operating receivables	(22,669)	(79,799)	(98,552)
Trade payables	11,140	65,577	44,883
Other liabilities	10,760	9,516	5,277
Accrued liabilities	1,955	1,349	10,302
Changes in operating payables	23,855	76,442	60,462
Cash flows from / (used in) working capital	€ 1,186	€ (3,357)	€ (38,090)